Related Party Transactions and Balances - Additional Information - Teekay Corporation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016
Affiliated entity
Related Party Transaction [Line Items]
Guarantee fee	$ 5,800,000	$ 3,700,000
Financial Guarantee
Related Party Transaction [Line Items]
Maximum exposure			$ 495,000,000